BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED MAY 20, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Western Asset Management U.S. Government Portfolio
Effective immediately, Amit Chopra will serve as a portfolio manager of Western Asset Management U.S. Government Portfolio (the “Portfolio”). As of December 31, 2025, Mr. Chopra did not beneficially own any equity securities of the Portfolio. Effective December 31, 2026, it is anticipated that Frederick Marki will retire and will no longer serve as a portfolio manager of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.
Effectively immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
The Portfolio is managed since 2006 by a team at Western Asset. This team is led by Mark Lindbloom, Deputy Chief Investment Officer and Portfolio Manager, Frederick Marki, Portfolio Manager, Michael Buchanan, Chief Investment Officer and Portfolio Manager, Nicholas Mastroianni, Portfolio Manager, and Amit Chopra, Portfolio Manager. Messrs. Lindbloom and Marki have been on the team since 2006. Mr. Buchanan has been on the team since 2025. Mr. Mastroianni has been on the team since April 2026. Mr. Chopra has been on the team since May 2026. Effective on or about December 31, 2026, it is expected that Mr. Marki will no longer serve as portfolio manager of the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last three paragraphs of the section are deleted and replaced with the following:
The Portfolio has been managed since 2006 by a team of investment professionals at Western Asset. This team is led by Portfolio Managers Mark Lindbloom, Frederick Marki, Michael Buchanan, Nicholas Mastroianni, and Amit Chopra. Effective on or about December 31, 2026, it is expected that Mr. Marki will no longer serve as portfolio manager of the Portfolio.
Mr. Lindbloom has served as a Portfolio Manager since he joined Western Asset in 2005 and Deputy Chief Investment Officer since 2025. Mr. Marki has served as a Portfolio Manager since he joined Western Asset in 2005. Mr. Buchanan has served as a Portfolio Manager of the Portfolio since 2025. Mr. Buchanan began serving as Chief Investment Officer at Western Asset in August 2024 and previously served as Co-Chief Investment Officer (2023 through 2024) and Deputy Chief Investment Officer at Western Asset (2015 through 2023). Mr. Mastroianni has managed Western Asset funds since 2021 and has served as a Portfolio Manager of the Portfolio since April 2026. Mr. Chopra has managed Western Asset funds since 2016 and has served as a Portfolio Manager of the Portfolio since May 2026.
Messrs. Lindbloom, Marki, Buchanan, Mastroianni, and Chopra are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Chopra is added immediately following the information included therein with respect to Mr. Mastroianni:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Amit Chopra, Government Income Portfolio, U.S. Government Portfolio	Registered Investment Companies	1	$40,381,884	0	N/A
	Other Pooled Investment Vehicles	3	$493,859,924	0	N/A
	Other Accounts	38	$16,892,939,777	0	N/A
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE